Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended	12 Months Ended						9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009 Technology rights Restated Amount	Dec. 31, 2009 Patents, net Restated Amount	Dec. 31, 2009 Website development Restated Amount	Dec. 31, 2009 Patent pending technology Restated Amount	Dec. 31, 2009 Customer List Restated Amount	Sep. 30, 2010 Restated Amount	Dec. 31, 2009 Restated Amount	Dec. 31, 2010 Technology rights	Dec. 31, 2010 Patents, net	Dec. 31, 2010 Website development
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit (loss)	$ 110,089	$ (7,015,896)						$ (3,372,295)	$ (16,032,756)
Adjustments to reconcile net profit (loss) to net cash provided by (used in) operating activities:
Stock, warrants, options and notes issued for compensation and services	183,532	144,912						69,734	686,237
Non-cash interest expense, including amortization of beneficial conversion value, warrant related debt discounts and intrinsic value of convertible debt and amortization of debt discount and amortization of debt offering costs	316,414	3,859,342						3,668,122	3,096,641
Non-cash (profit) loss on equity method investment	(21,457)	(78,074)						(50,796)	41,424
Bad debt expense	77,449	64,684						27,954	114,197
Amortization			238,998	18,443	14,311					262,788	17,415	10,733
Impairment of Intangible assets				136,811		210,403	246,237			3,105,956	418,185
Impairment of goodwill									10,241,529
Inventory reserve	135,995	64,005						38,530
Loss on disposal of assets		6,336
Net profit (loss) - noncontrolling interest	67,872	(444,620)						(38,686)	(10,791)
Depreciation	403,866	432,974						341,079	396,302
Amortization		769						833	578
(Increase) decrease in assets:
Trade accounts receivable	(304,420)	(705,556)						(315,233)	(474,876)
Other accounts receivable	(26,186)	(8,074)						(13,762)	103,100
Other accounts receivable, related party	2,433	(13,628)						(6,636)	6,194
Notes receivable									(275,000)
Inventory	(427,940)	(1,092,696)						(855,008)	1,375,660
Prepaid expenses and other current assets	26,526	23,924						115,159	(119,489)
Investments - long term
Deposits and other assets	59,215	(28,215)						34,483	5,411
Increase (decrease) in liabilities:
Accounts payable	216,108	219,016						123,173	427,834
Accrued expenses	(462,933)	1,023,001						1,180,098	463,869
Accrued compensation	(289,067)	163,876						64,208	(535,488)
Unearned revenue	(4,407)	(14,408)						4,097	84,438
NET CASH PROVIDED BY (USED IN) CONTINUING OPERATING ACTIVITIES	264,625	416,749						1,223,268	460,217
NET CASH PROVIDED BY (USED IN) DISCONTINUED OPERATING ACTIVITIES	22,141	78,295						(805,557)	(95,530)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash (paid) at acquisition, net of cash received									(29,440)
Investment in intangible assets			(182,441)	(25,355)						(70,000)	(7,230)
Proceeds from Notes receivable	47,333	60,376						45,005	317,313
Payments from Notes receivable
Purchase of property and equipment	(343,086)	(352,345)						(329,068)	(240,455)
NET CASH (USED IN) CONTINUING INVESTING ACTIVITIES	(339,817)	(369,199)						(361,293)	(160,378)
NET CASH PROVIDED BY (USED IN) DISCONTINUED INVESTING ACTIVITIES	195,278	(36,096)						(40,639)	(69,592)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from (payments to) demand notes payable, net of debt offering costs	673,652	(772,450)						(290,834)	672,245
Proceeds from (payments to) notes and loans payable	(58,531)	(2,289,413)						(2,092,843)	(632,757)
Payments on notes and loans payable, related party	(487,208)	(1,077,738)						(177,738)	(246,596)
Proceeds from conversion of debt to non-controlling interest		66,667						66,667
Proceeds from convertible note payable, related party	35,000
Proceeds from sales of common stock, and exercise of warrants and options, net of offering costs	50,000	3,450,218						2,017,718	9,808
NET CASH PROVIDED BY (USED IN) CONTINUING FINANCING ACTIVITIES	212,913	(622,716)						(477,030)	(197,300)
NET CASH PROVIDED BY (USED IN) DISCONTINUED FINANCING ACTIVITIES	(648,218)	537,921						552,705	(116,938)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	63,005	(22,617)						(23,849)	(28,193)
Cash and cash equivalents at beginning of year	373,823	391,486						391,486	599,200
Cash and cash equivalents at end of period	143,750	373,823						459,091	391,486
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(230,073)	(17,663)						67,605	(207,714)
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income taxes paid	35,280
Interest paid	693,884	966,097						775,175	869,597
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Note receivable, related party applied to note payable, related party	192,508
Discount on debt for intrinsic value of convertible notes payable		3,143,071							2,415,093
Amortization of debt offering costs		716,271							681,548
Conversion of debt to common stock		1,620,000						242,559
Conversion of accrued liabilities to common stock		242,559						1,320,000
Common stock issued for consulting services and compensation and accrued liabilities payable in common stock	42,000	70,000						42,000	548,170
Forgiveness of debt treated as capital contribution								$ 7,943,292